Note 10 - 2021 Registered Direct Offerings (Details Textual) - USD ($)				3 Months Ended	6 Months Ended
	Feb. 22, 2021	Feb. 17, 2021	Feb. 11, 2021	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Stock Issued During Period, Shares, New Issues		215,625			215,625
Warrants and Rights Outstanding, Term					5 years
Series K Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			161,719		161,719	161,719
Warrants and Rights Outstanding, Term			5 years 6 months
Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			16,172		16,172	16,172
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 40.00
Warrants and Rights, Percent of Stock Oustanding Callable			7.50%
Series K and Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Exercised				0
The 2021 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues	215,625		215,625
Shares Issued, Price Per Share			$ 32.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 34.00
Proceeds from Issuance or Sale of Equity			$ 6,900,000
Payments of Stock Issuance Costs			700,000
The 2021 Registered Direct Offering [Member] | Non-accountable Expense Fee [Member]
Securities Purchase Agreement, Potential Fees			10,000
The 2021 Registered Direct Offering [Member] | Fees and Expenses of Legal Counsel and Other Out-of-pocket Expenses [Member]
Securities Purchase Agreement, Potential Fees			50,000
The 2021 Registered Direct Offering [Member] | Clearing Expenses [Member]
Securities Purchase Agreement, Potential Fees			$ 10,000
The 2021 Registered Direct Offering [Member] | Participating Investors [Member]
Securities Purchase Agreement, Cash Placement Fee			7.50%
The 2021 Registered Direct Offering [Member] | Certain Investors With Pre-existing Relationships [Member]
Securities Purchase Agreement, Cash Placement Fee			6.00%